Dividend (Tables)	12 Months Ended
Feb. 29, 2024
Dividends Paid [Abstract]
Schedule of Dividend Paid	Dividend paid by the Company to owner of the Company
	Year ended February 29/28
	2024		2023
Figures in Rand thousands	Per share (ZAR)	Amount	Per share (ZAR)	Amount
Interim dividend	16.14	499,518	10.70	331,252